Uncategorized Items
[dei_TradingSymbol]	PVALX
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_AnnualReturn2005]			0.0313
[rr_AnnualReturn2006]			0.0985
[rr_AnnualReturn2007]			0.0901
[rr_AnnualReturn2008]			(0.3492)
[rr_AnnualReturn2009]			0.3304
[rr_AnnualReturn2010]			0.105
[rr_AnnualReturn2011]			0.0079
[rr_AnnualReturn2012]			0.1716
[rr_AnnualReturn2013]			0.3185
[rr_AnnualReturn2014]			0.1467
[rr_BarChartAndPerformanceTableHeading]		PERFORMANCE SUMMARY
[rr_BarChartClosingTextBlock]

During the periods shown in the bar chart, the highest return for a quarter was 16.10% during the quarter ended March 31, 2012 and the lowest return for a quarter was -20.36% during the quarter ended December 31, 2008.

[rr_BarChartHeading]		Annual Total Returns
[rr_BarChartHighestQuarterlyReturn]					0.161
[rr_BarChartHighestQuarterlyReturnDate]		Mar. 31, 2012
[rr_BarChartLowestQuarterlyReturn]					(0.2036)
[rr_BarChartLowestQuarterlyReturnDate]		Dec. 31, 2008
[rr_BarChartTableTextBlock]
[rr_DistributionAndService12b1FeesOverAssets]			0.0018
[rr_ExpenseExampleHeading]		Example
[rr_ExpenseExampleNarrativeTextBlock]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the contractual agreement to reduce expenses remains in effect only until February 1, 2016 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[rr_ExpenseExampleWithRedemptionTableTextBlock]
[rr_ExpenseExampleYear01]						137
[rr_ExpenseExampleYear03]						608
[rr_ExpenseExampleYear05]						1,106
[rr_ExpenseExampleYear10]						2,477
[rr_ExpenseHeading]		FEES AND EXPENSES OF THE FUND
[rr_ExpenseNarrativeTextBlock]		This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
[rr_ExpensesOverAssets]			0.0221
[rr_FeeWaiverOrReimbursementOverAssets]			(0.0086)	[footnoteprofit_S000001547ProfitInvestmentMana]
[rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination]		2016-02-01
[rr_HighestQuarterlyReturnLabel]		highest return for a quarter
[rr_LowestQuarterlyReturnLabel]		lowest return for a quarter
[rr_ManagementFeesOverAssets]			0.0075
[rr_MaximumDeferredSalesChargeOverOfferingPrice]			0
[rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice]			0
[rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther]			0
[rr_NetExpensesOverAssets]			0.0135
[rr_ObjectiveHeading]		INVESTMENT OBJECTIVE
[rr_ObjectivePrimaryTextBlock]		The Profit Fund (the “Fund”) seeks to provide investors with a high long-term total return, consistent with the preservation of capital and maintenance of liquidity.
[rr_OperatingExpensesCaption]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesOverAssets]			0.0128
[rr_PerformanceAvailabilityPhone]		888.744.2337
[rr_PerformanceInformationIllustratesVariabilityOfReturns]		The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year for each full calendar year over the last 10 years, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
[rr_PerformanceNarrativeTextBlock]

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year for each full calendar year over the last 10 years, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown below and on the following page reflects fee waivers and/or expense reimbursements by the Adviser; had advisory fees not been waived and/or Fund expenses not reimbursed, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 888.744.2337.

[rr_PerformancePastDoesNotIndicateFuture]		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
[rr_PerformanceTableHeading]		Average Annual Total Returns for Periods Ended December 31, 2014
[rr_PerformanceTableNarrativeTextBlock]

The table presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[rr_PerformanceTableNotRelevantToTaxDeferred]		Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[rr_PerformanceTableTextBlock]
[rr_PerformanceTableUsesHighestFederalRate]		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[rr_PortfolioTurnoverHeading]		Portfolio Turnover
[rr_PortfolioTurnoverRate]					0.46
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

[rr_RedemptionFee]						(15.00)
[rr_RiskHeading]		PRINCIPAL RISKS
[rr_RiskLoseMoney]		As with any mutual fund investment, you may lose money.
[rr_RiskNarrativeTextBlock]

The Fund is designed for investors with above-average risk tolerance. As with any mutual fund investment, you may lose money. Principal risks associated with an investment in the Fund include:

Market Risk. Investments in common stock are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate.

Style Risk. The Adviser’s approach generally focuses on stocks it believes are selling at a discount relative to the market and their peers while having strong growth characteristics. If the market does not recognize these companies, their stock prices may remain stable or decrease in value. The Fund may underperform other funds that employ a different investment style.

Manager Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform the market as a whole.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories—large, medium and small. The Fund invests primarily in large capitalization companies. Investing primarily in one category (i.e., large capitalization) carries the risk that due to current market conditions that category may be out of favor. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Sector Risk. If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2014, the Fund had 34.5% of the value of its net assets invested in stocks within the Information Technology sector.

[rr_RiskReturnHeading]		Fund Summary THE PROFIT FUND
[rr_ShareholderFeesCaption]		Shareholder Fees (fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]		PRINCIPAL INVESTMENT STRATEGIES
[rr_StrategyNarrativeTextBlock]

The Fund normally invests at least 65% of its total assets in the common stocks of established, larger capitalization companies (that is, companies having a market capitalization exceeding $10 billion at the time of purchase). The Fund expects to invest a portion of its assets in stocks currently paying dividends, although it may buy stocks that are not paying dividends but offer prospects for growth of capital or future income. At times the Fund may invest more than 25% of its assets in the securities of issuers in industries within a particular sector.

The Fund’s investment strategy is designed to participate in rising equity markets while limiting, as much as possible, the downside volatility that can accompany equity investing. The Adviser uses a disciplined valuation process to select stocks generally having the following characteristics:

• low price/earnings ratios relative to a company’s sector or historical performance;

• strong balance sheet ratios;

• high return on capital; and/or

• low price/earnings growth ratios relative to a company’s sector.

In the Adviser’s opinion, these stocks typically enjoy low expectations from investors in general and are undervalued. As a result, in the Adviser’s opinion, average “earnings” performance by such companies can result in superior stock performance, and disappointing “earnings” should result in minimal negative stock performance.

After purchasing a stock, the Adviser continues to monitor its progress in relation to the overall market and its peers. In evaluating whether to sell a stock, the Adviser considers, among other factors, whether:

• the stock is overvalued relative to other investments;

• the stock has met the Adviser’s earnings expectations;

• political, economic, or other events could affect the company’s performance; and

• the Adviser has identified a more attractive opportunity.

The Adviser will not necessarily sell a security based on these or other factors.